PROVISIONS	6 Months Ended
Jun. 30, 2021
Disclosure of other provisions [abstract]
PROVISIONS	PROVISIONS
Provisions as of June 30, 2021 and December 31, 2020 are comprised of the following:

	June 30, 2021	December 31, 2020
Environmental	642	661
Emission rights	425	571
Asset retirement obligations	407	397
Site restoration	250	309
Staff related obligations	126	127
Voluntary separation plans	40	55
Litigation and contingencies (see note 12)	348	269
Tax claims	80	62
Other legal claims and contingencies	268	207
Commercial agreements and onerous contracts	23	25
Other	350	218
Total	2,611	2,632
Short-term provisions	659	935
Long-term provisions	1,952	1,697
Total	2,611	2,632
The increase in other provisions mainly includes 117 indemnification as a result of the Complementary Agreement Term signed on June 7, 2021 between ArcelorMittal Brasil, the Federal and State Prosecutor Offices, and the Commission representing affected people with respect to the precautionary evacuation of the communities close to the Serra Azul dam.